Revisions of Previously Issued Financial Statements (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018
Total assets	$ 17,896,418	$ 7,879,284	$ 17,896,418	$ 7,879,284	$ 24,202,237	$ 2,793,965
Total liabilities	4,768,516	3,059,378	4,768,516	3,059,378	2,442,503	1,393,902
Total stockholders' equity	31,817,810	(4,819,906)	31,817,810	(4,819,906)	21,759,734	1,400,063	$ 19,314,842	$ 23,317,282	$ 7,310,009	$ 9,704,380
Total revenue	3,070,546	2,327,880	9,569,638	7,201,191	10,823,117
Cost of revenues	1,420,909	1,166,482	4,457,110	3,550,612	4,633,844
Gross profit	1,649,637	1,161,398	5,112,528	3,650,579	6,189,273
Operating expenses	$ 7,133,190	3,664,565	$ 17,905,798	10,317,984	18,701,619
Net loss		$ (2,763,000)		$ (6,580,157)	$ (12,403,215)	$ (1,695,683)
Net loss per share		$ (0.41)		$ (1.12)	$ (2.05)	$ (0.31)
As Reported [Member]
Total assets		$ 8,199,718		$ 8,199,718	$ 24,522,671	$ 3,017,731
Total liabilities		3,059,378		3,059,378	2,442,503	1,393,902
Total stockholders' equity		5,140,340		5,140,340	22,080,168	1,623,829
Total revenue		2,327,880		7,297,859	10,919,785
Cost of revenues		1,042,403		3,197,437	4,633,844
Gross profit		1,285,477		4,100,422	6,285,941
Operating expenses		3,788,644		10,671,159	18,701,619
Net loss		$ (2,490,103)		$ (6,483,489)	$ (12,306,547)	$ (1,623,182)
Net loss per share		$ (0.41)		$ (1.10)	$ (2.04)	$ (0.30)
Adjustment [Member]
Total assets		$ (320,434)		$ (320,434)	$ (320,434)	$ (223,766)
Total liabilities
Total stockholders' equity		(320,434)		(320,434)	(320,434)	(223,766)
Total revenue				(96,668)	(96,668)
Cost of revenues		124,079		353,175
Gross profit		(124,079)		(449,843)	(96,668)
Operating expenses		(124,079)		(353,175)
Net loss				$ (96,668)	$ (96,668)	$ (72,501)
Net loss per share